NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Interest expense	$ 90,421	$ 249,907	$ 274,857	$ 246,914
Amortization of debt discount	2,356,631	1,309,125	2,110,645	1,460,309
Note issued	3,712,775	1,168,664	2,147,996	215,120
Repayment of notes payable	3,953,371	685,295	1,689,846	650,000
Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Interest expense	202,657	22,775	34,331
Amortization of debt discount	$ 1,721,983	$ 182,219	534,535
Note issued			4,375,864	215,120
Debt discount			823,868	0
Repayment of notes payable			$ 1,689,845	$ 650,000